CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES
14.	CONVERTIBLE REDEEMABLE PREFERRED SHARES

On March 25, 2015, 9F issued 11,950,600 Series A preferred shares at a per-share purchase price of about US$2.93 (equivalent to RMB18.16) to certain third party shareholders (“Series A Preferred Shareholders”) for a cash consideration of US$35 million (equivalent to RMB215 million).

On July 5, 2017, 9F issued 2,830,300 Series B preferred shares at a per-share purchase price of about US$10.60 (equivalent to RMB71.56) to certain third party shareholders (“Series B Preferred Shareholders”) for a cash consideration of US$30 million (equivalent to RMB202 million).

On Nov 7, 2017, 9F issued 5,051,800 Series C preferred shares at a per-share purchase price of about US$10.60 (equivalent to RMB70.36) to certain third party shareholders (“Series C Preferred Shareholders”) for a cash consideration of US$54 million (equivalent to RMB355 million).

On January 26, 2018, 9F issued 3,518,000 Series D preferred shares at a per-share purchase price of about US$18.48 (equivalent to RMB116.09) to certain third party shareholders (“Series D Preferred Shareholders”) for a cash consideration of US$65 million (equivalent to RMB408 million).

On September 14, 2018, 9F issued 1,082,500 Series E preferred shares at a per-share purchase price of about US$18.48 (equivalent to RMB126.48) to certain third party shareholders (“Series E Preferred Shareholders”) for a cash consideration of US$20 million (equivalent to RMB136 million).

The key terms of the equity interest with preferential feature are follows:

Voting Rights

The holders of preferred shares and the holders of ordinary shares shall vote together based on their shareholding percentages.

Dividends

The holder of each preferred share shall have the right to receive non-cumulative dividends, pari passu with the ordinary shares, on an as-converted basis, when, as and if declared by the Board.

Liquidation

If a Liquidation Event occurs, distributions to the shareholders of the Group shall be made in the following manner:

(a)	Each holder of the Series D and E preferred shares shall be entitled to receive out of the remaining assets of the Group available for distribution to its Members, prior and in preference to any distribution of any assets or surplus funds of the Group to the holders of the ordinary shares, Series A preferred shares, Series B preferred shares and Series C preferred shares of the Group, an amount equal to 115% of the Series D Issue Price for each Series D preferred share an amount equal to 115% of the Series E Issue Price for each Series E preferred share, plus all declared but unpaid dividends and distributions on such Series D and E preferred share. If the assets and surplus funds distributable are insufficient to permit the payment for the full Series D Preference Amount and Series E Preference Amount, then the entire assets and surplus funds of the Group available for distribution to such holders shall be distributed ratably among the holders of Series D and E preferred shares in proportion to the number of Series D and Series E preferred shares owned by each such holder.
(b)	Each holder of the Series C preferred shares shall be entitled to receive out of the remaining assets of the Group available for distribution to its Members, prior and in preference to any distribution of any assets or surplus funds of the Group to the holders of the ordinary shares, Series A preferred shares and Series B preferred shares of the Group, an amount equal to 115% of the Series C Issue Price for each Series C preferred share, plus all declared but unpaid dividends and distributions on such Series C preferred share. If the assets and surplus funds distributable are insufficient to permit the payment for the full Series C Preference Amount, then the entire assets and surplus funds of the Group available for distribution to such holders shall be distributed ratably among the holders of Series C preferred shares in proportion to the number of Series C preferred shares owned by each such holder.
(c)	Each holder of the Series B preferred shares shall be entitled to receive out of the remaining assets of the Group available for distribution to its shareholders, prior and in preference to any distribution of any assets or surplus funds of the Group to the holders of the ordinary shares and Series A preferred shares of the Group, an amount equal to 115% of the Series B Conversion Price for each Series B preferred share, plus all declared but unpaid dividends and distributions on such Series B preferred share. If the assets and surplus funds distributable are insufficient to permit the payment for the full Series B Preference Amount, then the entire assets and surplus funds of the Group available for distribution to such holders shall be distributed ratably among the holders of Series B preferred shares in proportion to the number of Series B preferred shares owned by each such holder.
(d)	Each holder of the Series A preferred shares shall be entitled to receive out of the remaining assets of the Group available for distribution to its shareholders, prior and in preference to any distribution of any assets or surplus funds of the Group to the holders of the ordinary shares and any other class of shares of the Group, an amount equal to the higher of
(i)	130% of the Series A issue price for each Series A preferred share, plus all declared but unpaid dividends and distributions on such Series A preferred share
(ii)	an amount such holder of Series A preferred share is entitled to assuming pro rata distribution of the assets and surplus funds distributable among all the holders of the preferred shares and all the holders of the ordinary shares.

If the assets and surplus funds distributable are insufficient to permit the payment for the full Series A preference amount, then the entire assets and surplus funds of the Group available for distribution to such holders shall be distributed ratably among the holders of Series A preferred shares in proportion to the number of Series A preferred shares owned by each such holder.

Conversion

Each holder of preferred shares has the right to convert any or all of its preferred shares into ordinary shares at the quotient of the original issue price divided by the then effective conversion price, which shall initially be the issue price per share of the preferred shares, as defined in the memorandum and articles of association being no less than par value. In addition, all outstanding preferred shares shall be automatically converted into ordinary shares upon the consummation of a Qualified IPO.

“Qualified IPO” means a firm commitment underwritten registered initial public offering by the Group of its ordinary shares (or securities of the Group representing the ordinary shares), representing no less than 10% of the Group’s share capital on a fully-diluted basis, on New York Stock Exchange, NASDAQ, Hong Kong Stock Exchange or other internationally recognized stock exchange, as approved by the Shareholders in accordance with the Shareholders Agreement, the Memorandum and these Articles, pursuant to a registration statement that is filed with and declared effective in accordance with the securities laws of relevant jurisdiction at a public offering price per share (prior to customary underwriters’ commissions and expenses) that is no less than the higher of (i) the product of 1.2 and the Series A Issue Price, and (ii) an amount that represents the Series A Issue Price plus 20% of compound internal rate per annum on the Series A Issue Price for the period from the Series A Issuance Date to the closing date of such offering.

IPO Adjustment Events

If the Group completes an IPO within 12 months, 24 months or 36 months after the Closing and the public offering price per ordinary share, in the IPO is less than the result of (A)130% (within 12 months), 150% (within 24 months) and 180% (within 36 months) of the Series B, C, D and E Conversion Price effective immediately prior to the completion of the IPO, minus (B) all dividends that have been declared on a Series B, C, D and E preferred share prior to the completion of the IPO (the “Declared Dividends”), then, at the option of the Group:

(i)	the Series B, C, D and E Conversion Price of each Series B, C, D and E preferred share held by the Purchaser shall, immediately prior to the completion of the IPO, be adjusted in accordance with the following formula (such new Series B and C Conversion Price, the “Adjusted Conversion Price I, II and III”):

Adjusted Conversion PriceI= (Per Share Offering Price + Declared Dividends) / 130% (within 12 months);

Adjusted Conversion Price II = (Per Share Offering Price + Declared Dividends) / 150% (within 24 months);

Adjusted Conversion Price III = (Per Share Offering Price + Declared Dividends) / 180% (within 36 months);

(ii)	the Group shall, within thirty (30) Business Days from the completion of the IPO, pay, or cause to be paid, an amount calculated in accordance with the formula below (the “Adjustment Amount I”) to the Purchaser for each Series B, C, D and E preferred share held by the Purchaser immediately prior to completion of the IPO in cash by wire transfer of immediately available funds to an account designated by the Purchaser:

Adjusted Amount I = Series B&C&D&E Conversion Price effective immediately prior to completion of the IPO - Adjusted Conversion Price I (within 12 months)

Adjusted Amount II = Series B&C&D&E Conversion Price effective immediately prior to completion of the IPO - Adjusted Conversion Price II (within 24 months)

Adjusted Amount III = Series B&C&D&E Conversion Price effective immediately prior to completion of the IPO - Adjusted Conversion Price III (within 36 months)

Performance Adjustments

The Group has determined that there was no beneficial conversion feature (“BCF”) attributable to the preferred shares, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment date. The Group will reevaluate whether additional BCF is required to be recorded upon adjustments to the effective conversion price of the preferred shares, if any.

Redemption

Redemption condition for Series A preferred shares

In the event that the Group has not consummated a Qualified IPO as of the date that is thirty-six (36) months after March 25, 2015, each holder of the then outstanding Series A preferred shares, may require that the Group redeem all of its preferred shares.

Redemption condition for Series B preferred shares

The Series B preferred shares is redeemable, at any time after the earlier of:

i)	Thirty-six (36) months after July 5, 2017, if the Group has not consummated a Qualified IPO;
ii)	Any willful misconduct by the Founder or the Group;
iii)	Termination of the Founder by the Group;
iv)	Any redemption required by other investors, then subject to the applicable laws of the Cayman Islands and if so requested by any holder of then issued, outstanding Series B preferred shares, the Group shall redeem all or part of the issued, outstanding Series B preferred shares of such holder in cash out of funds legally available.

Redemption condition for Series C preferred shares

The Series C preferred shares is redeemable, at any time after the earlier of:

i)	Thirty-six (36) months after November 7, 2017, if the Group has not consummated a Qualified IPO;
ii)	The 2017 Actual Profit as defined by the provision of the preferred share agreement, is less than 80% of 2017 Target Profit (RMB1,000,000,000);

Redemption condition for Series D preferred shares

The Series D preferred shares is redeemable, at any time after thirty-six (36) months after January 26, 2018, if the Group has not consummated a Qualified IPO;

Redemption condition for Series E preferred shares

The Series E preferred shares is redeemable, at any time after the earlier of:

i)	Thirty-six (36) months after September 14, 2018, if the Group has not consummated a Qualified IPO;
ii)	The 2017 Actual Profit as defined by the provision of the preferred share agreement, is less than 80% of 2017 Target Profit (RMB1,000,000,000);

Redemption Price

The redemption price for Series A, B, C and D preferred share redeemed shall be equal to the applicable preferred share issue price plus a 8% annual return (simple interest), plus all declared but unpaid dividend thereon, for the period from the date of issuance of such preferred share up to the date of redemption, proportionally adjusted for share subdivisions, share dividend, reorganizations, reclassifications, consolidations or mergers. The redemption price for Series E preferred share redeemed shall be equal to the applicable preferred share issue price plus a 10% annual return (simple interest), plus all declared but unpaid dividend thereon, for the period from the date of issuance of such preferred share up to the date of redemption, proportionally adjusted for share subdivisions, share dividend, reorganizations, reclassifications, consolidations or mergers.

Series A redemption event triggered as the Group’s failure to complete a Qualified IPO by March 24, 2018. The Group adjusted the carrying amount of Series A preferred shares to equal the redemption value at December 31, 2018 and 2019, and recognized accretion of the Series A preferred shares amounted to RMB17,225 and RMB10,711 in retained earnings during the year ended December 31, 2018 and 2019, respectively.

The movement in the carrying value of the preferred shares is as follows:

	Series A	Series B	Series C	Series D	Series E	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2017	263,076	202,086	355,248	—	—	820,410
Issuance of Series D preferred shares	—	—	—	408,358	—	408,358
Issuance of Series E preferred shares	—	—	—	—	136,427	136,427
Accretion on convertible redeemable preferred shares to redemption value	17,225	—	—	—	—	17,225
Balance as of December 31, 2018	280,301	202,086	355,248	408,358	136,427	1,382,420
Accretion on convertible redeemable preferred shares to redemption value	10,711	—	—	—	—	10,711
Conversion of convertible preferred shares to ordinary shares	(291,012)	(202,086)	(355,248)	(408,358)	(136,427)	(1,393,131)
Balance as of December 31, 2019	—	—	—	—	—	—

Upon the completion of the initial public offering, all of the Company’s Preferred Share were converted into 24,433,200 ordinary shares on a one-to-one basis.